5. Stockholders' Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders' Deficit

NOTE 6 – STOCKHOLDERS’ DEFICIT

Common Stock

In March 2018, the Company issued 200,000 shares of common stock valued at $200,000 to acquire a license from VOTOCAST, INC. as discussed in Note 8. It was determined to be a transaction with an entity under common control and the share issuance was determined to be a deemed distribution to the related party for the value of the shares in excess of the historical carry over basis of the asset.

During the year ended December 31, 2018, the Company issued a total of 1,366,500 shares of common stock to consultants and recorded $1,463,207 of compensation cost. In addition, the Company committed to issue an additional 532,500 of shares that will vest at various dates through June 2019. The Company issued 300,000 of these shares during in February 2019, and there are 112,500 shares remaining that vest upon completion of certain milestones, including sales targets. For those shares that are based on performance targets, no expense was recognized as of December 31, 2018, as the targets being met is not considered probable. Stock-based compensation related to these awards during the three months ended March 31, 2019 was $39,922, and the Company may recognize an additional $528,675 of compensation cost under these agreements.

In January 2019, the Company entered into three agreements with contractors for services. The contractors may earn up to 377,500 shares depending on the completion of certain milestones and sales targets, through August 2019. Two contractors will also each receive $5,000 per month of cash compensation for a term of one year. The Company issued 2,500 shares related to one of these agreements in January 2019. The Company recognized expense of $3,000 related to the shares issued during the quarter, and expects to recognize an additional $506,350 of expense assuming all shares vest.

In February 2019, the Company entered into an agreement for advisory services, and issued 40,000 shares of common stock related to this agreement that vest equally over 12 months. The Company recognized expense of $14,133 related to the shares issued during the quarter, and expects to recognize an additional $70,667 of expense assuming all shares vest.

In February 2019, the Company entered into an agreement for marketing services, and issued 10,000 shares of common stock as compensation under the agreement, with $21,200 of expense recognized upon issuance.

In February 2019, the Company issued 30,000 shares of common stock related to advisory agreements entered into during the year ended December 31, 2018. The Company recognized expense of $37,600 during the three months ended March 31, 2019, and will recognize an additional $34,400 of expense related to these shares in future periods.

In March 2019, the Company entered into an agreement for consulting services, and issued 125,000 shares of common stock under the agreement for services to be provided over a one-year period. The Company recognized expense of $17,396 during the three months ended March 31, 2019, and will recognize an additional $191,354 of expense related to these shares in future periods.

In March 2019, the Company entered into an agreement with a contractor for services. This contractor may earn a total of 1,000,000 shares of common stock and 2,000,000 warrants to purchase common stock. The warrants have an exercise price of $1.50 per share, and an initial term of 3 years from the date of issuance. The contractor can elect to extend the term for an additional year with 90 days’ notice. Of the total awards, 250,000 shares and 334,000 warrants were earned upon execution of the agreement, with the 250,000 shares being issued in April 2019. The Company recognized $362,500 and $234,169 related to the initial shares and warrants vesting. The fair value of the warrants was estimated using the Black-Scholes option pricing model and the following assumptions: expected term of 4 years, risk-free interest rate of 2.22%, dividend yield of 0%, and volatility of 62.7%. The remaining shares and warrants vest upon completion of certain performance-related milestones. As of March 31, 2019, the Company expects to recognize additional compensation cost of $1,087,500 related to the shares and $1,168,041 related to the warrants, assuming all instruments vest.

On December 31, 2018, the Company entered into a business alliance agreement with Bruce Lee Beverage, LLC. (“BLB”). Under the terms of the agreement, the parties will develop a new product utilizing the intellectual property of BLB, with an initial term of five years and automatic five-year renewals thereafter, unless terminated by either party with 120 days’ prior written notice. The Company issued 150,000 shares of common stock to BLB on December 31, 2018, and an additional 350,000 shares in January 2019. The Company recognized expense of $581,000 for the shares issued in January 2019.

The Company also issued 1,500,000 warrants in January 2019, with an exercise price of $1.01 per share, with 500,000 vesting upon issuance. BLB can receive up to an additional 1,000,000 shares of common stock, and vest in the remaining 1,000,000 warrants as follows:

•	500,000 shares of common stock and 500,000 warrants will vest upon approval of co-branded product formula (“New Product”), packaging and marketing strategy; execution of licensing agreement between the two parties; and commencement of a mutually agreed upon marketing campaign.

•	250,000 shares of common stock and 250,000 warrants will vest upon sale of 10,000 units of the New Product.

•	250,000 shares of common stock and 250,000 warrants will vest upon sale of 30,000 units of the New Product.

The fair value of the warrants was estimated using the Black-Scholes option pricing model and the following assumptions: expected term of 2 years, risk-free interest rate of 2.55%, dividend yield of 0%, and volatility of 60.1%. The company recognized $175,055 related to the warrants that vested in January 2019.

Additionally, management believes that the first milestone will be met during the second quarter of 2019, and during the three months ended March 31, 2019 recognized $615,583 and $129,833 of stock-based compensation expense for the shares and warrants, respectively, that are expected to vest upon completion of that milestone.

Under this agreement, the Company expects to recognize additional expense of $1,264,694 related to the 1,000,000 shares and 1,000,000 warrants which have not yet been issued or vested as of March 31, 2019, assuming all shares and warrants vest.

The following table summarizes all warrant activity for the three months ended March 31, 2019:

	Common Stock Warrants
	Shares	Weighted Average Exercise Price	Weighted average Remaining Life in years
Outstanding at December 31, 2018	–	–	–
Granted	3,500,000	1.29	3.1
Cancelled	–	–	–
Expired	–	–	–
Exercised	–	–	–
Outstanding at March 31, 2019	3,500,000	1.29	3.1
Exercisable at March 31, 2019	834,000	1.29	2.7

As of March 31, 2019, the outstanding and exercisable warrants had an intrinsic value of $660,000 and $220,000, respectively.

NOTE 5 – STOCKHOLDERS’ DEFICIT

Common Stock

The Company effected a 2.5 for 1 forward stock split of our number of authorized shares of the Common Stock and a corresponding increase in the number of issued and outstanding shares of Common Stock held by each stockholder of record as of February 8, 2018, the “Effective Date” of the forward split, as set by the Financial Industry Regulatory Authority (“FINRA”). All shares referenced have been respectively adjusted to reflect this stock split.

On the Effective Date, our total authorized shares of Common Stock increased from 45,000,000 to 112,500,000 shares, and our total issued and outstanding shares of Common Stock increased from 10,804,000 to 27,010,000 shares; the par value of $0.001 will remain the same. Any fractional shares resulting from the split will be rounded up to the next whole number. The total authorized shares of our Preferred Shares will not be affected and will remain at 5,000,000.

Pursuant to the Asset Purchase Agreement, on December 18, 2017, we issued 22,500,000 shares of our restricted common stock as consideration for the purchase of assets, pursuant to the closing of an Asset Purchase Agreement. No cash was involved in the transaction. The asset transferred consisted of various intangible assets such as plans and know-how related to the proposed CBD-related products the Company plans to develop. Due to the change of control and related party nature of the transaction a carry-over basis was applied. There is no historical book value for the asset purchased so the Company assigned a value of $0 to the assets.

The 22,500,000 shares were the sole consideration paid by the Company for the purchase of assets from the three (3) individual owners, on the basis of 7,500,000 shares each. Prior to issuance, Mr. Larry McNabb assigned all his rights, titles and interest in and to his 7,500,000 shares to B.L.U.E. Stone Ltd. The remaining 15,000,000 shares were issued equally to Steve Raack and Thomas Raack who serve as officers and directors of the Company. At this point, the 22,500,000 shares represented control of 83.3% of the total issued and outstanding shares of the Company and constituted control of the Company.

Related to the issuance above, on December 18, 2017, the following four (4) separate shareholders of the Company, in furtherance of a change-of-control transaction, discussed above, voluntarily surrendered to the transfer agent a total of 18,125,000 restricted shares for cancellation:

Shareholder	Number of Shares
Tycoon – Luck Global Ltd.	14,875,000 shares
LWH Biomass Sdn Bhd	1,000,000 shares
Yuping Wang	1,125,000 shares
Yujie Wang	1,125,000 shares

In March 2018, the Company issued 200,000 shares of common stock valued at $200,000 to acquire a license from VOTOCAST, INC. as discussed in Note 8. It was determined to be a transaction with an entity under common control and the share issuance was determined to be a deemed distribution to the related party for the value of the shares in excess of the historical carry over basis of the asset.

During the year ended December 31, 2018, the Company sold 912,400 shares of its restricted common stock at a price of $1.00 per share, for total net proceeds of $912,400.

During the year ended December 31, 2018, the Company issued a total of 1,366,500 shares of common stock to consultants, and recorded $1,463,207 of compensation cost. In addition, the Company committed to issue an additional 532,500 of shares that will vest at various dates through June 2019. Certain of these shares vest upon completion of certain milestones, including sales targets. For those shares that are based on performance targets, no expense was recognized as of December 31, 2018, as the targets being met is not considered probable. Unrecognized compensation cost related to the share issuances (assuming all shares will vest) was $644,199 as of December 31, 2018.

On December 31, 2018, the Company entered into a business alliance agreement with Bruce Lee Beverage, LLC. (“BLB”). Under the terms of the agreement, the parties will develop a new product utilizing the intellectual property of BLB, with an initial term of five years and automatic five-year renewals thereafter unless terminated by either party with 120 days’ prior written notice. The Company issued 150,000 shares of common stock to BLB on December 31, 2018, and an additional 350,000 shares in January 2019. The Company recognized expense of $249,000 for the shares issued in December 2018.

The Company also issued 1,500,000 warrants in January 2019, with an exercise price of $1.01 per share, with 500,000 vesting upon issuance. BLB can receive up to an additional 1,000,000 shares of common stock, and vest in the remaining 1,000,000 warrants as follows:

•	500,000 shares of common stock and 500,000 warrants will vest upon approval of co-branded product formula, packaging and marketing strategy; execution of licensing agreement between the two parties; and commencement of a mutually agreed upon marketing campaign.
•	250,000 shares of common stock and 250,000 warrants will vest upon sale of 10,000 units of the new product.
•	250,000 shares of common stock and 250,000 warrants will vest upon sale of 30,000 units of the new product.

Under this agreement, the Company expects to recognize expense of $2,241,000 related to the 1,350,000 shares which have not yet been issued as of December 31, 2018.